Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 216	$ 252	$ 261
Charge-offs	(1)	(14)	(1)
Recoveries	5	3	3
Net (charge-offs) recoveries	4	(11)	2
Provision	328	(25)	(11)
Ending balance	479	216	252
Individually evaluated for impairment:
Loan balance	20	15	4
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		54,938	56,560
Allowance for loan losses		122	146
Collateral dependent loans	20
Fair value of collateral	30
Loan balance		54,938	56,560
Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	122	146
Ending balance	358	122	146
Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	94	106
Ending balance	121	94	106
Other Financial Instruments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision	8
Domestic | Overdrafts
Collectively evaluated for impairment:
Loan balance		524	1,550
Loan balance		524	1,550
Domestic | Margin loans
Collectively evaluated for impairment:
Loan balance		11,907	13,343
Loan balance		11,907	13,343
Domestic | Other
Collectively evaluated for impairment:
Loan balance		1,167	1,181
Loan balance		1,167	1,181
Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	24	32	35
Charge-offs	0	0	0
Recoveries	0	0	1
Net (charge-offs) recoveries	0	0	1
Provision	0	(8)	(4)
Ending balance	0	24	32
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance		12,405	11,520
Allowance for loan losses		15	20
Loan balance		12,405	11,520
Foreign | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	15	20
Ending balance		15	20
Foreign | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	9	12
Ending balance		9	12
Commercial | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	60	81	77
Charge-offs	0	(12)	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	(12)	0
Provision	(1)	(9)	4
Ending balance	16	60	81
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		1,442	1,949
Allowance for loan losses		11	24
Loan balance		1,442	1,949
Commercial | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	11	24
Ending balance	6	11	24
Commercial | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	49	57
Ending balance	10	49	57
Commercial | Foreign | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10
Ending balance		10
Commercial real estate | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	76	75	76
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	340	1	(1)
Ending balance	430	76	75
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		5,575	4,787
Allowance for loan losses		57	56
Loan balance		5,575	4,787
Commercial real estate | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	57	56
Ending balance	324	57	56
Commercial real estate | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	19	19
Ending balance	106	19	19
Financial institutions | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	20	22	23
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	(4)	(2)	(1)
Ending balance	10	20	22
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		4,852	5,091
Allowance for loan losses		5	7
Loan balance		4,852	5,091
Financial institutions | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	5	7
Ending balance	6	5	7
Financial institutions | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	15	15
Ending balance	4	15	15
Financial institutions | Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Ending balance	6
Financial institutions | Foreign | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	10
Ending balance		10
Lease financings | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3	5	8
Charge-offs	0	0	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	0	0
Provision	(1)	(2)	(3)
Ending balance	2	3	5
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		537	706
Allowance for loan losses		3	5
Loan balance		537	706
Lease financings | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3	5
Ending balance	2	3	5
Lease financings | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
Lease financings | Foreign | Reclassification
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4
Ending balance		4
Wealth management loans and mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	20	21	22
Charge-offs	0	(1)	0
Recoveries	0	0	0
Net (charge-offs) recoveries	0	(1)	0
Provision	0	0	(1)
Ending balance	8	20	21
Individually evaluated for impairment:
Loan balance	20	15	4
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		16,035	15,839
Allowance for loan losses		18	18
Loan balance		16,035	15,839
Wealth management loans and mortgages | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	18	18
Ending balance	7	18	18
Wealth management loans and mortgages | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2	3
Ending balance	1	2	3
Other residential mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13	16	20
Charge-offs	(1)	(1)	(1)
Recoveries	5	3	2
Net (charge-offs) recoveries	4	2	1
Provision	(6)	(5)	(5)
Ending balance	13	13	16
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Collectively evaluated for impairment:
Loan balance		494	594
Allowance for loan losses		13	16
Loan balance		494	594
Other residential mortgages | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	13	16
Ending balance	13	13	16
Other residential mortgages | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
All other | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0	0
Charge-offs		0	0
Recoveries		0	0
Net (charge-offs) recoveries		0	0
Provision		0	0
Ending balance		0	0
Individually evaluated for impairment:
Loan balance		0	0
Allowance for loan losses		0	0
Collectively evaluated for impairment:
Loan balance		13,598	16,074
Allowance for loan losses		0	0
Loan balance		13,598	16,074
All other | Domestic | Loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Ending balance		0	0
All other | Domestic | Lending-related commitments
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	0
Ending balance		0	$ 0
Cumulative Effect, Period Of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(69)
Ending balance		(69)
Cumulative Effect, Period Of Adoption, Adjustment | Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(24)
Ending balance		(24)
Cumulative Effect, Period Of Adoption, Adjustment | Commercial | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(43)
Ending balance		(43)
Cumulative Effect, Period Of Adoption, Adjustment | Commercial real estate | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	14
Ending balance		14
Cumulative Effect, Period Of Adoption, Adjustment | Financial institutions | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(6)
Ending balance		(6)
Cumulative Effect, Period Of Adoption, Adjustment | Lease financings | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Ending balance		0
Cumulative Effect, Period Of Adoption, Adjustment | Wealth management loans and mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	(12)
Ending balance		(12)
Cumulative Effect, Period Of Adoption, Adjustment | Other residential mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	2
Ending balance		2
Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	147
Ending balance		147
Cumulative Effect, Period of Adoption, Adjusted Balance | Foreign
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Ending balance		0
Cumulative Effect, Period of Adoption, Adjusted Balance | Commercial | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	17
Ending balance		17
Cumulative Effect, Period of Adoption, Adjusted Balance | Commercial real estate | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	90
Ending balance		90
Cumulative Effect, Period of Adoption, Adjusted Balance | Financial institutions | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	14
Ending balance		14
Cumulative Effect, Period of Adoption, Adjusted Balance | Lease financings | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	3
Ending balance		3
Cumulative Effect, Period of Adoption, Adjusted Balance | Wealth management loans and mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	8
Ending balance		8
Cumulative Effect, Period of Adoption, Adjusted Balance | Other residential mortgages | Domestic
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 15
Ending balance		$ 15